Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000085712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000085710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000085712
Average Annual Return [Line Items]
Average Annual Return, Percent	24.25%	10.89%	11.08%
Without Sales Load [Member] | C000085710
Average Annual Return [Line Items]
Average Annual Return, Percent	24.66%	11.14%	11.36%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%	12.17%
PIMCO INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%	12.17%
PIMCO INDEX: 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Average Annual Return, Percent	24.55%	11.76%	11.55%
PIMCO INDEX: 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
Average Annual Return, Percent	24.55%	11.76%	11.55%